Concession Financial and Sector Assets and Liabilities - Schedule of Financial Assets and Liabilities of Concession (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total financial assets	R$ 6,540	R$ 5,993
Current assets	814	1,055
Non-current assets	5,726	4,938
Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total financial assets	5,735	5,049
Energy distribution concession [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total financial assets	1,881	1,370
Gas distribution concession [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total financial assets	38	37
Indemnifiable receivable - Generation [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total financial assets	785	692
Concession grant fee - Generation concessions [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total financial assets	3,031	2,950
Amounts receivable from Parcel A (CVA) and Other Financial Components [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total financial assets	R$ 805	R$ 944